Summary Information for Stock Options (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at January 1, 2016 | shares	686,012
Number of Options, Exercised | shares	(276,240)
Number of Options, Terminated | shares	(2,881)
Number of Options, Outstanding at December 31, 2016 | shares	406,891
Number of Options, Exercisable at December 31, 2016 | shares	324,979
Weighted-Average Exercise Price, Outstanding at January 1, 2016 | $ / shares	$ 95.43
Weighted-Average Exercise Price, Exercised | $ / shares	98.67
Weighted-Average Exercise Price, Terminated | $ / shares	89.06
Weighted-Average Exercise Price, Outstanding at December 31, 2016 | $ / shares	93.27
Weighted-Average Exercise Price, Exercisable at December 31, 2016 | $ / shares	$ 82.63
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2016	3 years 10 months 24 days
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2016	3 years